UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end:   October 31
                                                ------------

                    Date of reporting period:  October 31, 2011
                                              ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

First Trust Preferred
Securities and Income Fund

Annual Report
For the Period January 11, 2011
(Commencement of operations)
through October 31, 2011

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 2011

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 10
Statement of Operations...................................................... 11
Statements of Changes in Net Assets.......................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 18
Report of Independent Registered Public Accounting Firm...................... 24
Additional Information....................................................... 25
Board of Trustees and Officers............................................... 26
Privacy Policy............................................................... 28


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                        ANNUAL LETTER FROM THE PRESIDENT
                                OCTOBER 31, 2011


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Preferred Securities and Income Fund (the "Fund").

First Trust Advisors L.P. ("First Trust"), now in our 20th year, has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Like many successful investors, we understand that success in the markets doesn't just happen--it requires a long-term investment perspective through all kinds of markets. Although the markets have been somewhat choppy over the past six months, the equity market is well above the lows it achieved during the recent recession.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of market ups and downs. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Preferred Securities and Income Fund

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF OCTOBER 31, 2011 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------

FIRST TRUST PREFERRED                          NET ASSET
SECURITIES AND INCOME FUND                    VALUE (NAV)
-----------------------------------------------------------
Class A (FPEAX)                                  $20.10
Class C (FPECX)                                  $20.13
Class F (FPEFX)                                  $20.12
Class I (FPEIX)                                  $20.15
Class R3 (FPERX)                                 $20.11
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Endurance Specialty Holdings Ltd., Series B        3.9%
Goldman Sachs Group, Inc.                          2.6
KeyCorp Capital IX                                 2.6
CommonWealth REIT, Series E                        2.6
Public Storage, Series R                           2.6
RenaissanceRe Holdings Ltd., Series C              2.6
Morgan Stanley Capital Trust III                   2.4
Telephone & Data Systems, Inc.                     2.3
USB Capital VIII, Series 1                         2.1
Fifth Third Capital Trust VI                       2.1
                                                -------
                                        Total     25.8%
                                                =======


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Financials                                        83.4%
Telecommunication Services                         6.7
Utilities                                          6.6
Consumer Discretionary                             3.3
                                                =======
                                        Total    100.0%
                                                =======


-----------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY (1)                            INVESTMENTS
-----------------------------------------------------------
AA+                                                0.7%
A+                                                 3.8
A                                                 18.4
A-                                                 7.7
BBB+                                              19.0
BBB                                               27.7
BBB-                                              22.7
                                                =======
                                        Total    100.0%
                                                =======


----------------------------------------------------------------------------------------------------------------------
                                                CLASS           CLASS           CLASS          CLASS           CLASS
DIVIDEND DISTRIBUTIONS                        A SHARES        C SHARES        F SHARES       I SHARES        R3 SHARES

Current Monthly Distribution per Share (2)     $0.0933         $0.0810         $0.0950        $0.0975         $0.0851
Current Distribution Rate on NAV (3)            5.57%           4.83%           5.67%          5.81%           5.08%
----------------------------------------------------------------------------------------------------------------------

(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. See the prospectus or summary prospectus for more complete descriptions of ratings and rating organizations. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher.

(2) Most recent distribution paid or declared through 10/31/2011. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 10/31/2011. Subject to change in the future.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF OCTOBER 31, 2011 (UNAUDITED)


-----------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
-----------------------------------------------------------
This chart compares your Fund's Class I performance to that of the Merrill Lynch Fixed Rate Preferred Stocks Index from
1/11/2011 through 10/31/2011.


              First Trust Preferred Securities   Merrill Lynch Fixed Rate
              Income Fund - Class I Shares       Preferred Stocks Index

1/11/2011     $10,000                            $10 000
4/30/2011      10,393                             10,454
10/31/2011     10,521                             10,521



------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF OCTOBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                           A SHARES               C SHARES               F SHARES              I SHARES              R3 SHARES
                     Inception (2/25/2011)  Inception (2/25/2011)  Inception (3/2/2011)  Inception (1/11/2011)  Inception (3/2/2011)
                      through 10/31/2011     through 10/31/2011     through 10/31/2011    through 10/31/2011     through 10/31/2011

                                                         W/MAX
                                                         1.00%
                                  W/MAX                CONTINGENT
                        W/O       4.50%       W/O       DEFERRED           W/O                    W/O                   W/O
CUMULATIVE             SALES      SALES      SALES       SALES            SALES                  SALES                 SALES
TOTAL RETURNS         CHARGES     CHARGE    CHARGES      CHARGE          CHARGES                CHARGES               CHARGES

Since Inception         3.45%     -1.21%     3.08%       2.09%            3.17%                  5.21%                 2.74%

30-Day SEC Yield (1)          4.66%                 4.15%                 5.20%                  5.19%                 4.42%
------------------------------------------------------------------------------------------------------------------------------------


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C shares in year one and 12b-1 service fees of 0.25% per year of the Fund's average daily net assets for Class A shares and combined Rule 12b-1 distribution and service fees of up to 1.00% per year of the Fund's average daily net assets for Class C shares. Class F, Class I and Class R3 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are up to 0.15% of the Fund's average daily net assets for Class F and combined Rule 12b-1 distribution and service fees are 0.75% of the Fund's average daily net assets for Class R3 shares, while Class I shares do not have these fees.


(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

               FIRST TRUST PREFERRED SECURITIES AND INCOME FUND:
                             PERIOD ENDING 10/31/11

STONEBRIDGE ADVISORS LLC
Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

MARKET RECAP
The Fund's first full six-month period was quite a roller coaster ride in terms of overall market volatility. The volatility experienced during the period stemming primarily from the continuing sovereign debt crisis in Europe, along with the debt ceiling debacle in the U.S., had the most impact on larger financial services companies. Given that the preferred securities market is made up of about 80% financials, it is not surprising that the preferred market experienced similar volatility as the equity markets. In fact, one could almost split the performance of the preferred securities market into financial issuers who are most impacted by the crisis and financial and non-financial issuers least impacted. The securities that were most impacted were European banks and insurance companies, and larger U.S. banks and financial services companies, while the securities least impacted (and that performed well during the period) were REITs, utilities and other non-financial issuers.

PERFORMANCE ANALYSIS
During the six-month period ending October 31, 2011, the total return of the Fund's institutional class (FPEIX - used since it was the only Fund class having January 11, 2011 as its inception) was 1.23%. This compares favorably to the Fund's benchmark, the Merrill Lynch Fixed Rate Preferred Securities Index ("P0P1"), which had a total return of 0.64% for the same period. Since the Fund's inception date, the Fund had a total return of 5.21%, while P0P1 had a return of 5.21% over the same period. The Fund's outperformance over the six-month period ending October 31, 2011 can be attributed to security selection and an overweight in issuers from industries such as insurance, REITs, utilities and telecommunications. Regarding the driving force behind much of the volatility, the Fund's exposure to the Euro Zone is in line with that of the benchmark, although the Fund's holdings in the Euro Zone underperformed the benchmark's slightly.

MARKET AND FUND OUTLOOK
Looking ahead, although we anticipate continued volatility in the European banks in particular, we are optimistic that with proper security selection and active investment management, the Fund will continue to produce favorable returns for shareholders. Interest rates should remain low for the foreseeable future, which is a positive sign for longer duration preferred and hybrid securities. The primary risk for preferred and hybrid securities continues to be credit risk related to issuers most impacted by the European sovereign debt crisis. Another important risk to be monitored over the next few months is the U.S. budget decision (or lack thereof) as we get closer to the bipartisan committee's attempt to meet the deadline for reducing the U.S. Government's budget deficit.

Generally, we continue to see good value in all of the preferred securities held in the Fund and will monitor the portfolio and the markets closely to seek out opportunities created by market inefficiencies and volatility. Yields on preferred and hybrid securities continue to look relatively attractive to other fixed-income asset classes, in our opinion.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING, PRESIDENT AND CIO OF STONEBRIDGE ADVISORS LLC
Prior to founding Stonebridge, Mr. Fleming co-founded Spectrum Asset Management, Inc., an investment advisor that specializes in preferred securities asset management for institutional clients and mutual funds. During his 13-year tenure there, he served as Chairman of the Board of Directors, Chief Financial Officer and Chief Investment Officer. Under his leadership, Spectrum grew to be one of the largest preferred securities manager in the country.

As Chief Investment Officer at Spectrum, Mr. Fleming established and implemented custom investment strategies for the firm's clients. In this capacity, he was instrumental in growing assets under management to over $2 billion by consistently outperforming stated benchmarks by solid margins. Mr. Fleming previously served as Vice President, Portfolio Manager for DBL Preferred Management, Inc. in New York City. There he managed over $300 million of institutional assets with a strategy specializing in preferred securities. Mr. Fleming received his MBA in Finance from Babson College in Wellesley, MA and a BS in Accounting from Bentley College in Waltham, MA.

ALLEN SHEPARD, PHD, VICE PRESIDENT, SENIOR RISK ANALYST AND PORTFOLIO ANALYTICS Dr. Shepard joined Stonebridge in 2004 and developed proprietary hedging models for use in managing preferred and fixed-income securities. Prior to joining Stonebridge, Dr. Shepard held positions as a Gibbs Instructor in the Mathematics Department at Yale University and as an Assistant Professor of Mathematics at Allegheny College.

Dr. Shepard brings a strong academic background to Stonebridge's analytical team. He received a BA in Mathematics from Hampshire College in 1980 and a PhD in Mathematics from Brown University in 1985, specializing in the field of algebraic topology. His subsequent research has been in mathematical economics. Dr. Shepard collaborated extensively with leading economists to create a new mathematical framework for modeling the substitution effect in the Consumer Price Index. In addition, Dr. Shepard partnered with economic colleagues to develop models of modern manufacturing paradigms. In order to expand his background in applied mathematical disciplines, Dr. Shepard returned to graduate school during 1995-1997, first in the Economics Department at MIT and then in the PhD program in Economics at Boston University.

ROBERT WOLF, VICE PRESIDENT, PORTFOLIO MANAGER AND SENIOR CREDIT ANALYST
Mr. Wolf brings 11 years of fixed-income experience to Stonebridge. His primary focus is in analyzing both investment-grade and non investment-grade securities, where he has developed a rigorous approach to credit and industry analysis. Prior to joining Stonebridge, Mr. Wolf was a high yield fixed-income research analyst at Lehman Brothers. In this role, his responsibilities included detailed credit analysis across multiple sectors, relative value analysis, and developing trade recommendations for Lehman's High-Yield proprietary trading effort.

Mr. Wolf previously worked for Lehman Brothers Commercial Mortgage-Backed Securities (CMBS) trading desk as a credit analyst where he provided in-depth analysis of CMBS transactions and the underlying Commercial Real Estate. Mr. Wolf received his BS degree in Chemistry from Villanova University in 1999 and his MBA in Finance from the New York University Stern School of Business in 2004.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2011 (UNAUDITED)


As a shareholder of the First Trust Preferred Securities and Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2011.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
            ---------------------------------------------    ------------------------------------------
                               ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
               BEGINNING       ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
             ACCOUNT VALUE      VALUE        5/01/2011-        VALUE           VALUE        5/01/2011        EXPENSE
               5/01/2011     10/31/2011    10/31/2011 (a)    5/01/2011      10/31/2011   10/31/1011 (a)    RATIOS (b)
             --------------------------------------------------------------------------------------------------------
Class A       $ 1,000.00     $ 1,013.60       $   7.11       $ 1,000.00     $ 1,018.15     $   7.12          1.40%
Class C         1,000.00       1,012.30          10.91         1,000.00       1,014.37        10.92          2.15
Class F         1,000.00       1,012.60           6.59         1,000.00       1,018.65         6.61          1.30
Class I         1,000.00       1,012.30           5.83         1,000.00       1,019.41         5.85          1.15
Class R3        1,000.00       1,009.40           9.62         1,000.00       1,015.63         9.65          1.90
---------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (May 1, 2011 through October 31, 2011), multiplied by 184/365 (to reflect the one half-year period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011

                                                                      STATED        STATED
     SHARES                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ---------------------------------------------     ----------   ------------   --------------
$25 PAR PREFERRED SECURITIES - 95.9%

                  CAPITAL MARKETS - 11.6%
           1,557  Ameriprise Financial, Inc. ..................        7.75%       06/15/39     $       43,534
           6,000  Ares Capital Corp. ..........................        7.75%       10/15/40            149,940
           1,680  BNY Capital V, Series F .....................        5.95%       05/01/33             42,067
           5,625  Credit Suisse Guernsey Ltd. .................        7.90%         (b)               147,262
           2,450  Deutsche Bank Capital Funding Trust VIII ....        6.38%         (b)                51,034
           4,725  Deutsche Bank Contingent Capital Trust II ...        6.55%         (b)               103,005
          10,250  Goldman Sachs Group, Inc. ...................        6.50%       11/01/61            253,790
           3,900  Goldman Sachs Group, Inc., Series D (c)......        4.00%         (b)                75,075
          10,500  Morgan Stanley Capital Trust III ............        6.25%       03/01/33            229,845
           4,525  Morgan Stanley, Series A (c).................        4.00%         (b)                73,576
                                                                                                --------------
                                                                                                     1,169,128
                                                                                                --------------
                  COMMERCIAL BANKS - 19.8%
           7,175  Banco Santander S.A., Series 10 .............       10.50%         (b)               192,290
           3,225  Banco Santander S.A., Series 6 (c)...........        4.00%         (b)                47,795
           6,900  Barclays Bank PLC, Series 2 .................        6.63%         (b)               151,041
           1,900  Fifth Third Capital Trust V (d)..............        7.25%       08/15/67             48,089
           8,000  Fifth Third Capital Trust VI (d).............        7.25%       11/15/67            202,400
           6,225  HSBC Holdings PLC, Series A .................        6.20%         (b)               150,707
           2,961  HSBC USA, Inc., Series F (c).................        3.50%         (b)                50,603
          10,100  KeyCorp Capital IX ..........................        6.75%       12/15/66            253,712
           6,675  Lloyds Banking Group PLC ....................        7.75%       07/15/50            170,213
           3,750  National City Capital Trust III .............        6.63%       05/25/67             95,400
           6,979  SunTrust Capital IX .........................        7.88%       03/15/68            176,848
           2,350  US Bancorp, Series B (c).....................        3.50%         (b)                50,619
           8,100  USB Capital VIII, Series 1 ..................        6.35%       12/29/65            203,310
           7,975  Wachovia Capital Trust IV ...................        6.38%       03/01/67            199,853
                                                                                                --------------
                                                                                                     1,992,880
                                                                                                --------------
                  CONSUMER FINANCE - 1.0%
           4,650  HSBC Finance Corp., Series B ................        6.36%         (b)               100,673
                                                                                                --------------
                  DIVERSIFIED FINANCIAL SERVICES - 10.1%
           4,430  Allied Capital Corp. ........................        6.88%       04/15/47            101,225
           1,675  Bank of America Corp., Series 5 (c)..........        4.00%         (b)                25,376
           1,900  Citigroup Capital XII (d)....................        8.50%       03/30/40             48,640
           8,875  Citigroup Capital XV ........................        6.50%       09/15/66            202,261
           9,350  Countrywide Capital V .......................        7.00%       11/01/36            200,090
           1,000  General Electric Capital Corp................        5.88%       02/18/33             25,480
           1,675  General Electric Capital Corp................        6.05%       02/06/47             43,098
           2,650  ING Groep N.V................................        6.38%         (b)                48,734
           1,200  ING Groep N.V.  .............................        7.38%         (b)                24,840
           7,100  JP Morgan Chase Capital XI, Series K ........        5.88%       06/15/33            177,429
           4,900  JP Morgan Chase Capital XIV .................        6.20%       10/15/34            123,627
                                                                                                --------------
                                                                                                     1,020,800
                                                                                                --------------

                       See Notes to Financial Statements                  Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
OCTOBER 31, 2011

                                                                      STATED        STATED
     SHARES                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ---------------------------------------------     ----------   -------------  --------------
$25 PAR PREFERRED SECURITIES - (Continued)

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
           3,000  Qwest Corp...................................        7.38%       06/01/51     $       77,250
           6,925  Qwest Corp...................................        7.50%       09/15/51            176,172
                                                                                                --------------
                                                                                                       253,422
                                                                                                --------------
                  ELECTRIC UTILITIES - 3.7%
           4,775  Entergy Mississippi, Inc. ...................        6.00%       05/01/51            128,495
           2,975  NextEra Energy Capital Holdings, Inc.,
                     Series F .................................        8.75%       03/01/69             85,948
             725  PPL Capital Funding, Inc. ...................        6.85%       07/01/47             19,314
           5,600  PPL Electric Utilities Corp. ................        6.25%         (b)               141,400
                                                                                                --------------
                                                                                                       375,157
                                                                                                --------------
                  INSURANCE - 24.6%
           2,000  AAG Holding Co., Inc.........................        7.50%       11/05/33             50,420
           6,507  AAG Holding Co., Inc.........................        7.25%       01/23/34            162,610
           8,300  AEGON N.V. ..................................        6.50%         (b)               176,375
           2,550  AEGON N.V., Series 1 (c).....................        4.00%         (b)                48,373
           4,900  Allianz SE ..................................        8.38%         (b)               128,625
           3,860  Aspen Insurance Holdings Ltd. (d)............        7.40%         (b)                95,381
           3,650  Berkley WR Capital Trust II .................        6.75%       07/26/45             91,250
          15,214  Endurance Specialty Holdings Ltd.,
                     Series B .................................        7.50%         (b)               380,654
           7,200  Everest Re Capital Trust II, Series B .......        6.20%       03/29/34            177,336
           1,865  Markel Corp. ................................        7.50%       08/22/46             47,558
           3,375  MetLife, Inc., Series A (c)..................        4.00%         (b)                75,060
           4,750  MetLife, Inc., Series B .....................        6.50%         (b)               120,175
           2,000  PartnerRe Ltd., Series D ....................        6.50%         (b)                49,980
           7,200  PartnerRe Ltd., Series E ....................        7.25%         (b)               185,400
           4,950  PLC Capital Trust V .........................        6.13%       01/27/34            120,631
           3,675  Prudential Financial, Inc. ..................        9.00%       06/15/38            100,585
          10,275  RenaissanceRe Holdings Ltd., Series C .......        6.08%         (b)               250,196
           3,025  RenaissanceRe Holdings Ltd., Series D (b)....        6.60%         (b)                75,020
           5,950  Selective Insurance Group, Inc. .............        7.50%       09/27/66            148,631
                                                                                                --------------
                                                                                                     2,484,260
                                                                                                --------------
                  MEDIA - 3.2%
           5,950  CBS Corp. ...................................        6.75%       03/27/56            150,178
           3,275  Comcast Corp. ...............................        6.63%       05/15/56             83,742
           3,500  Viacom, Inc. ................................        6.85%       12/15/55             89,355
                                                                                                --------------
                                                                                                       323,275
                                                                                                --------------
                  MULTI-UTILITIES - 2.6%
           4,175  Dominion Resources, Inc., Series A ..........        8.38%       06/15/64            120,950
           4,450  SCANA Corp. .................................        7.70%       01/30/65            126,157
             600  Xcel Energy, Inc. ...........................        7.60%       01/01/68             16,614
                                                                                                --------------
                                                                                                       263,721
                                                                                                --------------

Page 8                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
OCTOBER 31, 2011

                                                                      STATED        STATED
     SHARES                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ---------------------------------------------     ----------   -------------  --------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 12.9%
          10,400  CommonWealth REIT, Series E ..................       7.25%         (b)        $      253,136
           7,000  Digital Realty Trust, Inc., Series E .........       7.00%         (b)               175,770
           1,925  Kimco Realty Corp., Series F .................       6.65%         (b)                48,780
           4,000  Kimco Realty Corp., Series H .................       6.90%         (b)               105,880
           2,806  PS Business Parks, Inc., Series H ............       7.00%         (b)                70,571
           3,050  PS Business Parks, Inc., Series I ............       6.88%         (b)                75,914
           9,600  Public Storage, Series R .....................       6.35%         (b)               251,424
           1,577  Public Storage, Series X .....................       6.45%         (b)                39,898
           1,834  Vornado Realty Trust, Series F ...............       6.75%         (b)                46,749
           2,025  Vornado Realty Trust, Series I ...............       6.63%         (b)                50,342
           2,805  Vornado Realty Trust, Series J ...............       6.88%         (b)                72,818
             200  Weingarten Realty Investors, Series E ........       6.95%         (b)                 5,030
           4,287  Weingarten Realty Investors, Series F ........       6.50%         (b)               108,032
                                                                                                --------------
                                                                                                     1,304,344
                                                                                                --------------
                  WIRELESS TELECOMMUNICATION SERVICES - 3.9%
           8,934  Telephone & Data Systems, Inc. ...............       7.00%       03/15/60            226,924
           6,500  United States Cellular Corp. .................       6.95%       05/15/60            166,465
                                                                                                --------------
                                                                                                       393,389
                                                                                                --------------
                  TOTAL INVESTMENTS - 95.9% .................................................        9,681,049
                  (Cost $9,634,279) (e)

                  NET OTHER ASSETS AND LIABILITIES - 4.1% ...................................          411,867
                                                                                                --------------
                  NET ASSETS - 100.0%........................................................   $   10,092,916
                                                                                                --------------


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Perpetual maturity.

(c) Floating rate security. The rate shown reflects the rate in effect at October 31, 2011.

(d) Fixed-to-floating rate security. The rate shown reflects the fixed rate in effect at October 31, 2011. At a predetermined date, the fixed rate will change to a floating rate.

(e) Aggregate cost for federal income tax purposes is $9,631,524. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $163,594 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $114,069.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                   LEVEL 2         LEVEL 3
                                                    TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED       OBSERVABLE     UNOBSERVABLE
                                                  10/31/2011        PRICES         INPUTS          INPUTS
                                                 ------------    ------------    -----------    ------------
$25 Par Preferred Securities*................    $  9,681,049    $  9,681,049    $        --    $         --
                                                 ============    ============    ===========    ============


* See the Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                  Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2011

ASSETS:
Investments, at value
   (Cost $9,634,279)...........................................................................      $  9,681,049
Cash...........................................................................................           765,286
Receivables:
   Investment securities sold..................................................................           165,897
   Fund shares sold............................................................................            74,738
   From investment advisor.....................................................................            45,243
   Dividends...................................................................................            16,945
Other assets...................................................................................               494
                                                                                                     ------------
   Total Assets................................................................................        10,749,652
                                                                                                     ------------

LIABILITIES:
PAYABLES:
   Investment securities purchased.............................................................           492,910
   Distributions payable.......................................................................            40,868
   Audit and tax fees..........................................................................            32,299
   Registration fees...........................................................................            30,977
   Transfer agent fees.........................................................................            16,440
   Custodian fees..............................................................................            10,740
   Trustees' fees and expenses.................................................................             8,223
   Administrative fees.........................................................................             8,178
   Printing fees...............................................................................             6,378
   Legal fees..................................................................................             5,123
   12b-1 distribution and service fees.........................................................             3,460
   Financial reporting fees....................................................................             1,140
                                                                                                     ------------
      Total Liabilities........................................................................           656,736
                                                                                                     ------------
NET ASSETS.....................................................................................      $ 10,092,916
                                                                                                     ============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $ 10,105,691
Par value ($0.01 per share with an unlimited number of shares authorized)......................             5,019
Accumulated net investment income (loss).......................................................           (27,081)
Accumulated net realized gain (loss) on investments............................................           (37,483)
Net unrealized appreciation (depreciation) on investments......................................            46,770
                                                                                                     ------------
NET ASSETS.....................................................................................      $ 10,092,916
                                                                                                     ============

MAXIMUM OFFERING PRICE PER SHARE:
   (Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)
CLASS A SHARES:
  Net asset value and redemption price per share (Based on net assets of $6,932,076 and
      344,875 shares of beneficial interest issued and outstanding)............................      $      20.10
  Maximum sales charge (4.50% of offering price)...............................................              0.95
                                                                                                     ------------
Maximum offering price to public...............................................................      $      21.05
                                                                                                     ============

CLASS C SHARES:
Net asset value and redemption price per share (Based on net assets of $2,720,231 and 135,148
   shares of beneficial interest issued and outstanding).......................................      $      20.13
                                                                                                     ============

CLASS F SHARES:
Net asset value and redemption price per share (Based on net assets of $993 and 49 shares of
   beneficial interest issued and outstanding).................................................      $      20.12
                                                                                                     ============

CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of $438,623 and 21,765
   shares of beneficial interest issued and outstanding).......................................      $      20.15
                                                                                                     ============

CLASS R3 SHARES:
Net asset value and redemption price per share (Based on net assets of $993 and 49 shares of
   beneficial interest issued and outstanding).................................................      $      20.11
                                                                                                     ============


Page 10                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2011 (a)


INVESTMENT INCOME:
Dividends......................................................................................      $    191,390
Interest.......................................................................................                53
                                                                                                     ------------
   Total investment income.....................................................................           191,443
                                                                                                     ------------

EXPENSES:
Transfer agent fees............................................................................            49,202
Registration fees..............................................................................            35,977
Trustees' fees and expenses....................................................................            34,618
Audit and tax fees.............................................................................            32,299
Investment advisory fees.......................................................................            24,903
Custodian fees.................................................................................            20,987
Administrative fees............................................................................            16,903
12b-1 distribution and/or service fees:........................................................
   Class A.....................................................................................             4,427
   Class C.....................................................................................            10,436
   Class F.....................................................................................                 1
   Class R3....................................................................................                 5
Legal fees.....................................................................................            12,127
Printing fees..................................................................................            10,391
Financial reporting fees.......................................................................             9,234
Listing expense................................................................................             1,978
Other..........................................................................................             6,981
                                                                                                     ------------
   Total expenses..............................................................................           270,469
   Less fees waived and expenses reimbursed by the investment advisor..........................          (219,802)
                                                                                                     ------------
   Net expenses................................................................................            50,667
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................           140,776
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................           (38,431)
   Net change in unrealized appreciation (depreciation) on investments.........................            46,770
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................             8,339
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $    149,115
                                                                                                     ============

-----------------------------
(a) The Fund was seeded on December 16, 2010 and commenced operations on January 11, 2011.


                       See Notes to Financial Statements                 Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                        PERIOD
                                                                                                        ENDED
                                                                                                    10/31/2011 (a)
                                                                                                    --------------
OPERATIONS:
Net investment income (loss)...................................................................      $    140,776
Net realized gain (loss).......................................................................           (38,431)
Net change in unrealized appreciation (depreciation)...........................................            46,770
                                                                                                     ------------
Net increase (decrease) in net assets resulting from operations................................           149,115
                                                                                                     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A shares..............................................................................          (100,162)
   Class C shares..............................................................................           (50,477)
   Class F shares..............................................................................               (38)
   Class I shares..............................................................................           (16,198)
   Class R3 shares.............................................................................               (34)
                                                                                                     ------------
Total distributions to shareholders............................................................          (166,909)
                                                                                                     ------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold .....................................................................        10,658,436
Proceeds from shares reinvested................................................................            69,466
Cost of shares redeemed .......................................................................          (617,192)
                                                                                                     ------------
Net increase (decrease) in net assets resulting from capital transactions......................        10,110,710
                                                                                                     ------------
Total increase (decrease) in net assets........................................................        10,092,916

NET ASSETS:
Beginning of period............................................................................                --
                                                                                                     ------------
End of period..................................................................................      $ 10,092,916
                                                                                                     ============

Accumulated net investment income (loss) at end of period......................................      $    (27,081)
                                                                                                     ============

-----------------------------
(a) The Fund was seeded on December 16, 2010 and commenced operations on January 11, 2011.


Page 12                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                 PERIOD
                                                 ENDED
CLASS A SHARES                               10/31/2011 (a)
                                             --------------
Net asset value, beginning of period ....    $        20.26
                                             --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ............              0.79
Net realized and unrealized gain (loss)..             (0.11)
                                             --------------
Total from investment operations ........              0.68
                                             --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...................             (0.84)
Net realized gain........................                --
Return of capital........................                --
                                             --------------
Total distributions......................             (0.84)
                                             --------------
Net asset value, end of period ..........    $        20.10
                                             ==============
TOTAL RETURN (b).........................              3.45%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....    $        6,932
Ratio of total expenses to average
   net assets............................              6.68% (c)
Ratio of net expenses to average
   net assets............................              1.40% (c)

Ratio of net investment income (loss) to
   averagenet assets ....................              4.68% (c)
 Portfolio turnover rate.................                88%


(a)   Class A Shares commenced operations on February 25, 2011.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. This return includes Rule 12b-1 service fees of 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(c)   Annualized.


                       See Notes to Financial Statements                 Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                 PERIOD
                                                 ENDED
CLASS C SHARES                               10/31/2011 (a)
                                             --------------
Net asset value, beginning of period ....    $        20.26
                                             --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ............              0.69
Net realized and unrealized gain (loss)..             (0.08)
                                             --------------
Total from investment operations ........              0.61
                                             --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...................             (0.74)
Net realized gain........................                --
Return of capital........................                --
                                             --------------
Total distributions......................             (0.74)
                                             --------------
Net asset value, end of period...........    $        20.13
                                             ==============
TOTAL RETURN (b) ........................              3.08%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....    $        2,720
Ratio of total expenses to average net
   assets ...............................              8.03% (c)
Ratio of net expenses to average net
   assets ...............................              2.15% (c)

Ratio of net investment income (loss) to
   average net assets....................              4.10% (c)
Portfolio turnover rate .................                88%


(a)   Class C Shares commenced operations on February 25, 2011.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 distribution and service fees of 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(c)   Annualized.



Page 14                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                 PERIOD
                                                 ENDED
CLASS F SHARES                               10/31/2011 (a)
                                             --------------
Net asset value, beginning of period ....    $        20.25
                                             --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ............              0.70
Net realized and unrealized gain (loss)..             (0.07)
                                             --------------
Total from investment operations ........              0.63
                                             --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...................             (0.76)
Net realized gain........................                --
Return of capital........................                --
                                             --------------
Total distributions......................             (0.76)
                                             --------------
Net asset value, end of period...........            $20.12
                                             ==============
TOTAL RETURN (b) ........................              3.17%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....    $            1
Ratio of total expenses to average net
   assets ...............................             233.6% (c)
Ratio of net expenses to average net
   assets ...............................              1.30% (c)
Ratio of net investment income (loss) to
   average net assets....................              5.21% (c)
Portfolio turnover rate..................                88%


(a) Class F Shares were initially seeded and commenced operations on March 2, 2011.

(b) Assumes reinvestment of all distributions for the period. This return includes Rule 12b-1 service fees of 0.15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(c)   Annualized.


                       See Notes to Financial Statements                 Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                 PERIOD
                                                 ENDED
CLASS I SHARES                               10/31/2011 (a)
                                             --------------
Net asset value, beginning of period ....    $        20.00
                                             --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ............              0.82
Net realized and unrealized gain (loss)..              0.21
                                             --------------
Total from investment operations ........              1.03
                                             --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...................             (0.88)
Net realized gain........................                --
Return of capital........................                --
                                             --------------
Total distributions......................             (0.88)
                                             --------------
Net asset value, end of period...........    $        20.15
                                             ==============
TOTAL RETURN (b) ........................              5.21%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....    $          439
Ratio of total expenses to average net
   assets ...............................             22.09% (c)
Ratio of net expenses to average net
   assets ...............................              1.15% (c)
Ratio of net investment income (loss) to
   average net assets....................              5.12% (c)
Portfolio turnover rate..................                88%


(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(c)   Annualized.


Page 16                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                 PERIOD
                                                 ENDED
CLASS R3 SHARES                              10/31/2011 (a)
                                             --------------
Net asset value, beginning of period ....    $        20.25
                                             --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............              0.61
Net realized and unrealized gain (loss)..             (0.07)
                                             --------------
Total from investment operations ........              0.54
                                             --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...................             (0.68)
Net realized gain........................                --
Return of capital........................                --
                                             --------------
Total distributions......................             (0.68)
                                             --------------
Net asset value, end of period...........    $        20.11
                                             ==============
TOTAL RETURN (b) ........................              2.74%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....    $            1
Ratio of total expenses to average net
   assets ...............................            301.79% (c)
Ratio of net expenses to average net
   assets ...............................              1.90% (c)
Ratio of net investment income (loss) to
   average net assets....................              4.62% (c)
Portfolio turnover rate ...................              88%


(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.

(b) Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 distribution and service fees of 0.75% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(c)   Annualized.


                       See Notes to Financial Statements                 Page 17

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2011


                              1. FUND DESCRIPTION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust, organized on July 9, 2010, and is registered as a non-diversified, open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Class I Shares and Class R3 Shares. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

    Preferred stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities traded in the over-the-counter market are valued at their closing bid prices.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2011

However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)  the type of security;

      2)  the size of the holding;

      3)  the initial cost of the security;

      4)  transactions in comparable securities;

      5)  price quotes from dealers and/or pricing services;

      6)  relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)  an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)  ADR trading of similar securities;

      3)  closed-end fund trading of similar securities;

      4)  foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)  factors relating to the event that precipitated the pricing problem;

      7)  whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of October 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2011

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. Permanent differences incurred during the period ended October 31, 2011, resulting in book and tax accounting differences, have been reclassified at year end to reflect a decrease in accumulated net investment income (loss) of $948 and an increase in accumulated net realized gain (loss) on investments of $948. Net assets were not affected by these reclassifications.

The tax character of distributions paid during the fiscal period ended October 31, 2011 was as follows:

Distributions paid from:
Ordinary income...............................   $    166,909
Capital gain..................................             --
Return of capital.............................             --

As of October 31, 2011, the components of net assets on a tax basis were as follows:

Undistributed ordinary income.................   $      7,875
Undistributed capital gains...................             --
                                                 ------------
Total undistributed earnings..................          7,875
Accumulated capital and other losses..........             --
Net unrealized appreciation (depreciation)....         49,525
                                                 ------------
Total accumulated earnings (losses)...........         57,400
Other.........................................        (75,194)
Paid-in capital...............................     10,110,710
                                                 ------------
Net assets....................................   $ 10,092,916
                                                 ============

D. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which 98.2% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2011, the Fund had no capital loss carryforward for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2011 remains open to federal and state audit. As of October 31, 2011, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund pays all expenses directly related to its operations.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2011

F. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current fiscal year. Management is in the process of assessing the impact of the updated standards on the Fund's financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. First Trust also provides fund reporting sevices to the Fund for a flat annual fee in the amount of $9,250.

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of average daily net assets that is paid by First Trust out of its investment advisory fee.

First Trust and Stonebridge have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until October 12, 2012 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery by First Trust and Stonebridge up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Stonebridge. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the period ended October 31, 2011 and the expenses borne by First Trust and Stonebridge subject to recovery were as follows:


                                                              Expenses Subject
  Advisory Fee Waivers        Expense Reimbursements             to Recovery
 ----------------------       ----------------------       ---------------------
         $24,903                     $194,899                     $219,802

Brown Brothers Harriman & Co. serves as the Fund's custodian, administrator, and fund accountant in accordance with certain fee arrangements.

Huntington Asset Services, Inc. served as the Fund's Transfer Agent in accordance with certain fee arrangements. Effective October 1, 2011, BNY Mellon Investor Servicing (US) Inc. serves as the Fund's Transfer Agent.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor, or any of their affiliates ("Independent Trustees"), is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and equally allocated among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman serve two-year terms before rotating to serve as chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2011

                         4. CAPITAL SHARE TRANSACTIONS

For the period ended October 31, 2011 transactions were as follows:

                                            SHARES         VALUE
                                           --------     ------------
Sales:
     Class A                                374,024     $  7,520,110
     Class C                                133,744        2,701,780
     Class F                                     49            1,000
     Class I                                 21,557          434,546
     Class R3                                    49           1,000
                                           --------     ------------
Total Sales                                 529,423     $ 10,658,436
                                           ========     ============

Dividend Reinvestment:
     Class A                                  1,544     $     31,039
     Class C                                  1,696           34,222
     Class F                                     --               --
     Class I                                    208            4,205
     Class R3                                    --               --
                                           --------     ------------
Total Dividend Reinvestment:                  3,448     $     69,466
                                           ========     ============

Redemptions
     Class A                                (30,693)    $   (611,476)
     Class C                                   (292)          (5,716)
     Class F                                     --               --
     Class I                                     --               --
     Class R3                                    --               --
                                           --------     ------------
Total Redemptions:                          (30,985)    $   (617,192)
                                           ========     ============


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ended October 31, 2011, were $12,888,212 and $3,215,503, respectively.

                        6. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.75% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2011

ECONOMIC CONDITIONS RISK: Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high-yield issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the Sub-Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

INTEREST RATE RISK: If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

PREFERRED SECURITIES RISK: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

FINANCIAL SERVICE SECTOR RISK: The Fund's assets are primarily invested in securities issued by companies in the financial services sector, which includes banks and thrifts, financial services and insurance companies and investment firms. Financial companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

REIT RISK: Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

NON U.S. SECURITIES RISK: The Fund may invest in securities of non U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

On December 12, 2011, the Fund declared a distribution of short-term capial gains of $0.0027 per share to holders of each class of shares on record on December 12, 2011, payable December 13, 2011.

Effective December 15, 2011, the total distribution and service (12b-1) fees for Class R3 Shares of the Fund shall be reduced to 0.50% of the average daily net assets of the Class R3 Shares, comprised of a 0.25% distribution fee and a 0.25% service (12b-1) fee.

Effective January 1, 2012, each Independent Trustee will be paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund. The fixed annual retainer will be allocated pro rata among each fund in the First Trust Fund Complex based on net assets. In addition, each Independent Trustee will be paid $1,000 by First Trust for his attendance at any organizational meeting for a new closed-end fund or other actively managed fund and $500 for any new index fund.

Additionally, the Lead Independent Trustee will be paid $15,000 annually, the Chairman of the Audit Committee will be paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee will be paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and "Interested" Trustees receive no compensation from the Fund for acting in such capacities.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST PREFERRED SECURITIES AND INCOME FUND:

We have audited the accompanying statement of assets and liabilities of First Trust Preferred Securities and Income Fund (the "Fund"), a series of the First Trust Series Fund, including the portfolio of investments, as of October 31, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 16, 2010 (initial seed date) through October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Preferred Securities and Income Fund as of October 31, 2011, and the results of its operations, changes in its net assets, and the financial highlights for the period from December 16, 2010 (initial seed date) through October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2011

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          OCTOBER 31, 2011 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                                TAX INFORMATION

The Fund hereby designates as qualified dividend income 37.63% of its ordinary income distributions (including short-term capital gains, if applicable) for the period ended October 31, 2011. 13.08% of the ordinary income (including short-term capital gain, if applicable) distributions made by the Fund during the period ended October 31, 2011, qualify for corporate dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          OCTOBER 31, 2011 (UNAUDITED)

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                 THE FIRST TRUST        OTHER
    NAME, ADDRESS,                TERM OF OFFICE                                                  FUND COMPLEX     TRUSTEESHIPS OR
   DATE OF BIRTH AND               AND LENGTH OF                PRINCIPAL OCCUPATIONS              OVERSEEN BY      DIRECTORSHIPS
POSITION WITH THE TRUST               SERVICE                    DURING PAST 5 YEARS                 TRUSTEE       HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee     o Indefinite Term   Physician; President, Wheaton Orthopedics;         82        None
c/o First Trust Advisors L.P.                        Co-Owner and Co-Director (January 1996
120 East Liberty Drive,          o Since Trust       to May 2007), Sports Med Center for
  Suite 400                        Inception         Fitness; Limited Partner, Gundersen Real
Wheaton, IL 60187                                    Estate Limited Partnership; Member,
D.O.B.: 04/51                                        Sportsmed LLC

Thomas R. Kadlec, Trustee        o Indefinite Term   President (March 2010 to Present), Senior          82        Director of ADM
c/o First Trust Advisors L.P.                        Vice President and Chief Financial Officer                   Investor Services,
120 East Liberty Drive,          o Since Trust       (May 2007 to March 2010), Vice President                     Inc. and ADM
  Suite 400                        Inception         and Chief Financial Officer (1990 to May                     Investor Services,
Wheaton, IL 60187                                    2007), ADM Investor Services, Inc.                           International
D.O.B.: 11/57                                        (Futures Commission Merchant)

Robert F. Keith, Trustee         o Indefinite Term   President (2003 to Present), Hibs                  82        None
c/o First Trust Advisors L.P.                        Enterprises (Financial and Management
120 East Liberty Drive,          o Since Trust       Consulting)
  Suite 400                        Inception
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee         o Indefinite Term   President (June 2002 to Present), Covenant         82        Director of
c/o First Trust Advisors L.P.                        College                                                      Covenant
120 East Liberty Drive,          o Since Trust                                                                    Transport Inc.
  Suite 400                        Inception
Wheaton, IL 60187
D.O.B.: 03/54

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,
  President,                     o Indefinite Term   Chief Executive Officer (December 2010             82        None
Chairman of the Board and CEO                        to Present), President, (until December
120 East Liberty Drive,          o Since Trust       2010), First Trust Advisors L.P. and First
  Suite 400                        Inception         Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                    Board of Directors, BondWave LLC
D.O.B.: 09/55                                        (Software Development Company/
                                                     Investment Advisor) and Stonebridge
                                                     Advisors LLC (Investment Advisor)

-----------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          OCTOBER 31, 2011 (UNAUDITED)

    NAME, ADDRESS          POSITION AND OFFICES        TERM OF OFFICE AND                      PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH             WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(3)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley         Treasurer, Chief Financial   o Indefinite Term         Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,   Officer and Chief                                      and Chief Financial Officer, First Trust Advisors
   Suite 400            Accounting Officer           o Since Trust Inception   L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

Erin E. Chapman         Assistant Secretary          o Indefinite Term         Assistant General Counsel (October 2007 to
120 E. Liberty Drive,                                                          Present), Associate Counsel (March 2006 to October
   Suite 400                                         o Since Trust Inception   2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                              Portfolios L.P.; Associate Attorney (November 2003
D.O.B.: 08/76                                                                  to March 2006), Doyle & Bolotin, Ltd.

James M. Dykas          Assistant Treasurer          o Indefinite Term         Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,                                                          President (April 2007 to Present), Vice President
   Suite 400                                         o Since Trust Inception   (January 2005 to April 2007), First Trust Advisors
Wheaton, IL 60187                                                              L.P. and First Trust Portfolios L.P.
D.O.B.: 01/66

Christopher R. Fallow   Assistant Vice President     o Indefinite Term         Assistant Vice President (August 2006 to Present),
120 E. Liberty Drive,                                                          Associate (January 2005 to August 2006), First Trust
   Suite 400                                         o Since Trust Inception   Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 07/55

Rosanne Gatta           Assistant Secretary          o Indefinite Term         Board Liaison Associate (July 2010 to Present), First
120 E. Liberty Drive,                                                          Trust Advisors L.P. and First Trust Portfolios L.P.;
   Suite 400                                         o Since March 2011        Assistant Vice President (February 2001 to July
Wheaton, IL 60187                                                              2010), PNC Global Investment Services
D.O.B.: 07/55

W. Scott Jardine        Secretary                    o Indefinite Term         General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,                                                          Trust Portfolios L.P. and BondWave LLC
   Suite 400                                         o Since Trust Inception   (Software Development Company/Investment
Wheaton, IL 60187                                                              Advisor): Secretary of Stonebridge Advisors LLC
D.O.B.: 05/60                                                                  (Investment Advisor)

Daniel J. Lindquist     Vice President               o Indefinite Term         Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                          Present), First Trust Advisors L.P. and First Trust
   Suite 400                                         o Since Trust Inception   Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70

Coleen D. Lynch         Assistant Vice President     o Indefinite Term         Assistant Vice President (January 2008 to Present),
120 E. Liberty Drive,                                                          First Trust Advisors L.P. and First Trust Portfolios
   Suite 400                                         o Since Trust Inception   L.P.; Vice President (May 1998 to January 2008),
Wheaton, IL 60187                                                              Van Kampen Asset Management and Morgan
D.O.B.: 07/58                                                                  Stanley Investment Management

Kristi A. Maher         Assistant Secretary and      o Indefinite Term         Deputy General Counsel (May 2007 to Present),
120 E. Liberty Drive,   Chief Compliance Officer     o Assistant Secretary     Assistant General Counsel (March 2004 to May
Suite 400                                              Since Trust Inception   2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                    o Chief Compliance        Portfolios L.P.
D.O.B.: 12/66                                          Officer
                                                       Since January 2011

----------------
(3) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          OCTOBER 31, 2011 (UNAUDITED)


PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") value our relationship with you and consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required by law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at (800) 621-1675 (First Trust Portfolios) or (800) 222-6822 (First Trust Advisors).

FIRST TRUST



INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
187 Danbury Road
Wilson, CT 06807

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust/Confluence
Small Cap Value Fund

Annual Report
For the Period January 11, 2011
(Commencement of Operations)
through October 31, 2011

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 2011

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  8
Statement of Assets and Liabilities.......................................... 10
Statement of Operations...................................................... 11
Statement of Changes in Net Assets........................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 18
Report of Independent Registered Public Accounting Firm...................... 24
Additional Information....................................................... 25
Board of Trustees and Officers............................................... 26
Privacy Policy............................................................... 28

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                        ANNUAL LETTER FROM THE PRESIDENT
                                OCTOBER 31, 2011


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust/Confluence Small Cap Value Fund (the "Fund").

First Trust Advisors L.P. ("First Trust"), now in our 20th year, has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Like many successful investors, we understand that success in the markets doesn't just happen--it requires a long-term investment perspective through all kinds of markets. Although the markets have been somewhat choppy over the past six months, the equity market is well above the lows it achieved during the recent recession.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of market ups and downs. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust/Confluence Small Cap Value Fund

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE"
AS OF OCTOBER 31, 2011 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                NET ASSET
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND    VALUE (NAV)
-----------------------------------------------------------
Class A (FOVAX)                                  $19.54
Class C (FOVCX)                                  $18.81
Class F (FOVFX)                                  $15.83
Class I (FOVIX)                                  $19.58
Class R3 (FOVRX)                                 $19.03
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Forward Air Corp.                                 3.8%
Rayonier, Inc.                                    3.7
Generac Holdings, Inc.                            3.7
VCA Antech, Inc.                                  3.6
HNI Corp.                                         3.5
Graco, Inc.                                       3.5
Sanderson Farms, Inc.                             3.5
Douglas Dynamics, Inc.                            3.4
Bio-Reference Laboratories, Inc.                  3.4
Simpson Manufacturing Co., Inc.                   3.4
-------------------------------------------------------
                                        Total    35.5%
                                               ========


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Industrials                                      29.3%
Financials                                       25.8
Health Care                                      19.1
Consumer Discretionary                           15.8
Consumer Staples                                  3.5
Information Technology                            3.3
Materials                                         3.2
-------------------------------------------------------
                                        Total   100.0%
                                               ========

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE" - (CONTINUED)
AS OF OCTOBER 31, 2011 (UNAUDITED)


-----------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
-----------------------------------------------------------
This chart compares your Fund's Class I performance to that of the Russell 2000(R) Value Index and the Russell 2000(R)
Index from 1/11/2011 through 10/31/2011.


               First Trust/Confluence Small Cap
               Value Fund - Class I Shares         Russell 2000(R) Value Index       Russell 2000(R) Index
1/11/2011      $10,000                             $10,000                           $10,000
4/30/2011       10,730                              10,716                            10,923
10/31/2011       9,790                               9,261                             9,457


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF OCTOBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                           A SHARES               C SHARES              F SHARES              I SHARES              R3 SHARES
                     Inception (2/24/2011)  Inception (3/2/2011)  Inception (3/2/2011)  Inception (1/11/2011)  Inception (3/2/2011)
                       through 10/31/11       through 10/31/11      through 10/31/11      through 10/31/11       through 10/31/11

                                                        W/MAX
                                                        1.00%
                                   W/MAX              CONTINGENT
                        W/O        5.50%       W/O     DEFERRED           W/O                    W/O                   W/O
CUMULATIVE             SALES       SALES      SALES     SALES            SALES                  SALES                 SALES
TOTAL RETURNS         CHARGES     CHARGE     CHARGES    CHARGE          CHARGES                CHARGES               CHARGES

Since Inception        -2.79%     -8.13%      -6.42%    -7.35%          -21.19%                -2.10%                 -5.32%
------------------------------------------------------------------------------------------------------------------------------------


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.50% to Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C shares in year one and 12b-1 service fees of 0.25% per year of the Fund's average daily net assets for Class A shares and combined Rule 12b-1 distribution and service fees of up to 1.00% per year of the Fund's average daily net assets for Class C shares. Class F, Class I and Class R3 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are up to 0.15% of the Fund's average daily net assets for Class F and combined Rule 12b-1 distribution and service fees are 0.75% of the Fund's average daily net assets for Class R3 shares, while Class I shares do not have these fees.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 2011

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or "Sub-Advisor"), located in Saint Louis, Missouri, serves as the Sub-Advisor to First Trust/Confluence Small Cap Value Fund. The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested n a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

PORTFOLIO MANAGEMENT TEAM

MARK KELLER, CFA
CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER
As Chief Investment Officer, Mr. Keller oversees all of Confluence's investment strategies and investment operations and has more than 30 years of investment experience, with a focus on value-oriented equity analysis and management.

Prior to joining Confluence, Mr. Keller was a Senior Vice President of A.G. Edwards & Sons, Inc. and of Gallatin Asset Management, Inc., and was a member of the Board of Directors of both companies. From 1994 to May 2008, he was the Chief Investment Officer of Gallatin Asset Management, and its predecessor organization, A.G. Edwards Asset Management, the investment management arm of A.G. Edwards, Inc. Mark and his team were responsible for the management of over $10 billion of assets across various equity, asset allocation and fixed-income strategies.

Mr. Keller received a Bachelor of Arts from Wheaton College (Illinois) and is a CFA charterholder.

DAVID MIYAZAKI, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
Mr. Miyazaki performs market research and is actively involved in portfolio management activities. Prior to joining Confluence in May 2008, David served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. He joined A.G. Edwards in 1999. Mr. Miyazaki was responsible for separately managed accounts invested in individual stocks with a value discipline. He also co-managed the First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (NYSE: FGB) closed-end fund, as well as A.G. Edwards' ETF-based asset allocation program. In addition to portfolio management, Mr. Miyazaki served as a member of the A.G. Edwards Investment Strategy Committee. As a strategist, he was responsible for the firm's quantitative asset allocation models, including its Cyclical Asset Allocation program.

Mr. Miyazaki has nearly 20 years of financial experience, starting in the industry in 1992. He received a Bachelor of Business Administration from Texas Christian University and is a CFA charterholder.

DANIEL WINTER, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
Mr. Winter performs market research and chairs the firm's equity portfolio management committee. Prior to joining Confluence in May 2008, Mr. Winter served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. While at Gallatin, he chaired the portfolio management team responsible for the firm's six value-oriented equity strategies. His responsibilities also included directing the strategy implementation and trading execution for the equity portfolios. Additionally, Mr. Winter co-managed the First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (NYSE: FGB) closed-end fund whose primary focus was on Business Development Companies.

Mr. Winter also served as a portfolio manager for the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio which were offered through variable annuities. He was also a member of the firm's Allocation Advisor Committee which oversaw the A.G. Edwards exchange traded fund focused strategies. Prior to joining the firm's Asset Management division in 1994, Mr. Winter served as a portfolio manager for A.G. Edwards Trust Company. Mr. Winter earned a Bachelor of Arts in business management from Eckerd College and a Master of Business Administration from Saint Louis University and is a CFA charterholder.

CHRIS STEIN
VICE PRESIDENT AND PORTFOLIO MANAGER
Mr. Stein performs market research, executes trades and is actively involved in portfolio management activities. Mr. Stein joined Confluence in August 2008. Previously, he had served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. Mr. Stein was part of the portfolio management team responsible for Gallatin's Large Cap Value, Small Cap Value, Equity Income, Value Opportunities and All Cap Global separately managed accounts. Additionally, Chris assisted the A.G. Edwards Trust Company in constructing and managing individual stock portfolios.

Prior to joining the Asset Management division in 2001, Mr. Stein was an associate analyst covering the media and entertainment sector for A.G. Edwards' securities research. Mr. Stein earned a Bachelor of Science in Accounting and a Bachelor of Science in Finance from the University of Dayton, and he also received a Master of Business Administration from St. Louis University.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

INTRODUCTION

This is our inaugural annual letter for the First Trust/Confluence Small Cap Value Fund ("SCVF") and we readily welcome the opportunity to serve as stewards in sub-advising the fund. Though the fund may be new, this marked our 17th year managing a small cap value strategy for clients and the new vehicle will allow us to further serve the investment community by providing another option by which clients can gain exposure to investing in small businesses. Despite being a new offering, our investment philosophy has not changed as we remain committed to investing the assets in the same manner as we always have, i.e. investing as if we were owners of the underlying businesses.

MARKET RECAP

The Russell 2000(R) and Russell 2000(R) Value Indexes were down -5.43% and -7.39%, respectively, from inception of the Fund on 1/11/11 thru 10/31/2011. The second half of the Fund's fiscal year proved to be a lot more challenging relative to the first half with the Russell 2000(R) and Russell 2000(R) Value Indexes posting losses of -13.76% and -13.94%, respectively. This compares to the first few months of the Fund's existence (inception 1/11/11 to 4/30/11) when small-capitalization indices posted positive returns of 9.66% and 7.61% for the Russell 2000(R) and Russell 2000(R) Value Indexes, respectively. The dichotomy of 2011 was a function of investors switching from an optimistic outlook for a continued economic recovery to a more skeptical tone. This shift in investor sentiment was driven by a slowing in China and the sovereign debt issues in Europe and the consequences of any action, or lack of it, by European leadership and the impact it would have on our domestic economy. In addition, U.S. economic growth began to look like it could falter and remain below trend line. With this backdrop, investors fled risky assets and sought out safety in larger businesses (the Russell 1000(R) was down only -0.50%). Investors also sought businesses that are more defensive in nature - businesses with stable demand characteristics that are less sensitive to near-term economic trends. The weakness was broad based, with all sectors posting declines except Utilities and Consumer Staples - two defensive sectors.

PERFORMANCE ANALYSIS

The Fund's Class I Shares were down -2.10% during the fiscal year and performed relatively well compared to the Russell 2000(R) and Russell 2000(R) Value Indexes which were down -5.43% and -7.39%, respectively. The strong performance of the Fund relative to the benchmarks can primarily be attributed to the Fund's contribution from security selection, especially in the Producer Durables and Financial Services sector. The lack of Utilities exposure did negatively impact relative performance as Utilities were the best-performing sector of the market.


PORTFOLIO ATTRIBUTION
1/11/11-10/31/11

------------------------------------------------------------------------------------------------------
                           RUSSELL 2000(R) VALUE         RUSSELL 2000(R)                 FUND
                           ---------------------      ---------------------      ---------------------
SECTOR                        WGT        RTN             WGT        RTN             WGT        RTN
Consumer Discretionary       10.9      (10.8)            14.6      (5.6)           15.6      (10.4)
Consumer Staples              2.9        0.6              2.9       6.0             3.2       26.7
Energy                        5.8       (6.2)             6.5      (6.4)            0.0        0.0
Financial Services           36.2       (6.8)            21.6      (5.6)           27.8        0.6
Health Care                   5.7       (1.8)            12.5      (2.3)           20.3       (6.9)
Materials & Processing        7.6      (10.7)             7.6     (10.7)            4.9        1.0
Producer Durables            14.4      (14.1)            13.9      (8.9)           20.8        3.7
Technology                    8.9      (14.7)            16.1     (10.5)            2.6       (7.2)
Utilities                     7.5        8.6              4.2       6.6             0.0        0.0
Cash                          0.0        0.0              0.0       0.0             4.8        0.1
------------------------------------------------------------------------------------------------------
Source: Bloomberg


More specifically, our investment approach is focused on understanding and valuing individual businesses with the emphasis of owning great businesses at bargain prices. This is a fundamental approach that views risk as the probability of a permanent loss of capital as opposed to tracking error of a benchmark. Businesses that exhibit the attributes of great businesses (substantial competitive advantages - pricing power, free cash flow generation, high returns on invested capital) are often difficult to find in commodity-oriented or highly-regulated businesses in which pricing is contingent on factors outside management's control. This will often result in over/under weighting certain areas of the market that either offer more attractive valuations or have superior underlying attributes. Subsequently, performance in any given time frame will be impacted by the market's perception of the value of these individual businesses compared to the broad market. During the fiscal year, the value of the underlying businesses owned by the Fund posted solid relative performance with a few holdings (RLI Corp., Hibbett Sports, and Sanderson Farms) posting solid double-digit gains which outweighed the laggards (Medical Action Industries, CPI Corp., and Ambassadors Group). While relative performance offers little solace as investors cannot spend "relative" money, by losing less there is more capital available when the equity markets turn positive.

MARKET AND FUND OUTLOOK

The economy continues to recover from the deep recession of 2008-09, but the rate of growth has been below long-term trend lines. This makes for an economy that is more susceptible to falling back into a recession due to exogenous events, such as a slowdown in China or European debt issues spreading to the United States. While the European Union is trying desperately to contain the

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

damage of any one country's debt issues from impacting the rest of Europe, most proposals will undoubtedly take some wind out of the sail of economic growth in Europe. As such, the events of the past few months have elevated the probability of our economy falling back into a recession.

Investors have been attuned to this fact, as evidenced by the enhanced volatility of the market. More specifically, September posted one of the worst-performing months we have witnessed for small caps, only to be followed in October by one of the strongest-performing months. We would expect volatility to remain high, as U.S. economic growth remains below trend line and the issues surrounding Europe will not be resolved quickly or easily, causing additional levels of uncertainty.

Whether the economy continues to grow at a slower pace or dips into a mild recession, the valuation of the equity markets already reflects some level of trepidation in the near-term. As stewards of the Fund and long-term investors, we view these macroeconomic events as opportunities to buy the shares of outstanding businesses at bargain prices. For the Fund, we remain focused on our core strength, which is analyzing and valuing businesses. We continue to strive on finding good investment ideas and generating solid long-term results for our clients, regardless of the environment.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2011 (UNAUDITED)


As a shareholder of the First Trust/Confluence Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2011.

ACTUAL EXPENSES

The first three columns of the following table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
             -------------------------------------------    ---------------------------------------
                               ENDING     EXPENSES PAID     BEGINNING     ENDING     EXPENSES PAID
               BEGINNING      ACCOUNT     DURING PERIOD      ACCOUNT     ACCOUNT     DURING PERIOD     ANNUALIZED
             ACCOUNT VALUE     VALUE        5/01/2011-        VALUE       VALUE        5/01/2011-        EXPENSE
               5/01/2011     10/31/2011   10/31/2011 (a)    5/01/2011   10/31/2011   10/31/1011 (a)    RATIOS (b)
             ----------------------------------------------------------------------------------------------------
Class A        $1,000.00     $   911.80     $     7.71      $1,000.00   $ 1,017.14     $    8.13          1.60%
Class C         1,000.00         908.30          11.30       1,000.00     1,013.36         11.93          2.35
Class F         1,000.00         755.40           6.64       1,000.00     1,017.64          7.63          1.50
Class I         1,000.00         912.40           6.51       1,000.00     1,018.40          6.87          1.35
Class R3        1,000.00         908.40          10.10       1,000.00     1,014.62         10.66          2.10
-----------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the annualized expense ratio multiplied by the average account value over the period (May 1, 2011 through October 31, 2011), multiplied by 184/365 (to reflect the one-half year period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011

     SHARES                        DESCRIPTION                         VALUE
----------------  ----------------------------------------------  --------------

COMMON STOCKS - 87.8%

                  AIR FREIGHT & LOGISTICS - 3.3%
             395  Forward Air Corp..............................  $       12,936
                                                                  --------------
                  BUILDING PRODUCTS - 5.6%
             252  Mueller Industries, Inc.......................          10,193
             380  Simpson Manufacturing Co., Inc................          11,651
                                                                  --------------
                                                                          21,844
                                                                  --------------
                  CAPITAL MARKETS - 8.2%
             120  Affiliated Managers Group, Inc. (b)...........          11,113
             740  MVC Capital, Inc..............................           9,568
           1,070  PennantPark Investment Corp...................          11,471
                                                                  --------------
                                                                          32,152
                                                                  --------------
                  CHEMICALS - 2.8%
             230  Scotts Miracle-Gro (The) Co., Class A.........          11,157
                                                                  --------------
                  COMMERCIAL SERVICES & SUPPLIES - 5.3%
             505  HNI Corp......................................          12,145
             435  Ritchie Bros Auctioneers, Inc.................           8,674
                                                                  --------------
                                                                          20,819
                                                                  --------------
                  FOOD PRODUCTS - 3.0%
             240  Sanderson Farms, Inc..........................          11,880
                                                                  --------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
             175  Haemonetics Corp. (b).........................          10,666
             255  West Pharmaceutical Services, Inc.............           9,912
                                                                  --------------
                                                                          20,578
                                                                  --------------
                  HEALTH CARE PROVIDERS & SERVICES - 9.1%
             585  Bio-Reference Laboratories, Inc. (b)..........          11,723
             365  Patterson Cos., Inc...........................          11,487
             605  VCA Antech, Inc. (b)..........................          12,294
                                                                  --------------
                                                                          35,504
                                                                  --------------
                  HOTELS, RESTAURANTS & LEISURE - 2.7%
             335  PF Chang's China Bistro, Inc..................          10,419
                                                                  --------------
                  HOUSEHOLD DURABLES - 3.2%
             550  Generac Holdings, Inc. (b)....................          12,573
                                                                  --------------
                  INSURANCE - 5.7%
             515  Brown & Brown, Inc............................          11,371
             155  RLI Corp......................................          10,903
                                                                  --------------
                                                                          22,274
                                                                  --------------
                  LIFE SCIENCES TOOLS & SERVICES - 2.5%
             140  Techne Corp...................................           9,632
                                                                  --------------
                  MACHINERY - 6.1%
             785  Douglas Dynamics, Inc.........................          11,791

Page 8                     See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
OCTOBER 31, 2011

     SHARES                        DESCRIPTION                         VALUE
----------------  ----------------------------------------------  --------------

COMMON STOCKS - (CONTINUED)

                  MACHINERY - (CONTINUED)
             280  Graco, Inc....................................  $       12,023
                                                                  --------------
                                                                          23,814
                                                                  --------------
                  MEDIA - 5.2%
             215  John Wiley & Sons, Inc., Class A..............          10,225
             170  Morningstar, Inc..............................          10,025
                                                                  --------------
                                                                          20,250
                                                                  --------------
                  OFFICE ELECTRONICS - 2.9%
             313  Zebra Technologies Corp., Class A (b).........          11,187
                                                                  --------------
                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.8%
             830  Franklin Street Properties Corp...............          10,541
             655  Gladstone Commercial Corp.....................          11,024
             305  Rayonier, Inc.................................          12,727
                                                                  --------------
                                                                          34,292
                                                                  --------------
                  ROAD & RAIL - 5.4%
             735  Heartland Express, Inc........................           9,856
             255  Landstar System, Inc..........................          11,381
                                                                  --------------
                                                                          21,237
                                                                  --------------
                  SPECIALTY RETAIL - 2.8%
             270  Hibbett Sports, Inc. (b)......................          11,121
                                                                  --------------

                   TOTAL INVESTMENTS - 87.8%....................         343,669
                   (Cost $348,359) (c)

                   NET OTHER ASSETS AND LIABILITIES - 12.2%.....          47,831
                                                                  --------------
                   NET ASSETS - 100.0%..........................  $      391,500
                                                                  ==============

-----------------------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $348,359. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,727 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,417.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                      LEVEL 2         LEVEL 3
                            TOTAL        LEVEL 1    SIGNIFICANT     SIGNIFICANT
                           VALUE AT      QUOTED     OBSERVABLE     UNOBSERVABLE
                          10/31/2011     PRICES       INPUTS          INPUTS
                          ----------    ---------   -----------    -------------
Common Stocks*.........   $  343,669    $ 343,669   $        --    $          --
                          ==========    =========   ===========    =============


* See the Portfolio of Investments for industry breakout.

                       See Notes to Financial Statements                  Page 9

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2011


ASSETS:
Investments, at value
   (Cost $348,359).............................................................................      $    343,669
Cash...........................................................................................            78,675
Prepaid expenses...............................................................................                87
Receivables:...................................................................................
   Fund shares sold............................................................................            36,852
   From investment advisor.....................................................................            29,419
   Investment securities sold..................................................................             5,949
   Dividends...................................................................................               306
                                                                                                     ------------
     Total Assets..............................................................................           494,957
                                                                                                     ------------

LIABILITIES:
Payables:
   Audit and tax fees..........................................................................            34,699
   Registration fees...........................................................................            30,043
   Transfer agent fees.........................................................................            17,462
   Administrative fees.........................................................................             8,450
   Printing fees...............................................................................             6,527
   Legal fees..................................................................................             3,695
   Trustees' fees and expenses.................................................................               849
   Financial reporting fees....................................................................             1,140
   Custodian fees..............................................................................               548
   12b-1 distribution and service fees.........................................................                44
                                                                                                     ------------
     Total Liabilities.........................................................................           103,457
                                                                                                     ------------
NET ASSETS.....................................................................................      $    391,500
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $    407,806
Par value ($0.01 per share with an unlimited number of shares authorized)......................               200
Accumulated net investment income (loss).......................................................               684
Accumulated net realized gain (loss) on investments............................................           (12,500)
Net unrealized appreciation (depreciation) on investments......................................            (4,690)
                                                                                                     ------------
NET ASSETS.....................................................................................      $    391,500
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
  (Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)
CLASS A SHARES:
  Net asset value and redemption price per share (Based on net assets of $217,744
    and 11,146 shares of beneficial interest issued and outstanding)...........................      $      19.54
  Maximum sales charge (5.50% of offering price)...............................................              1.14
                                                                                                     ------------
Maximum offering price to public...............................................................      $      20.68
                                                                                                     ============
CLASS C SHARES:
Net asset value and redemption price per share (Based on net assets of $7,507
  and 399 shares of beneficial interest issued and outstanding)................................      $      18.81
                                                                                                     ============
CLASS F SHARES:
Net asset value and redemption price per share (Based on net assets of $788 and
  50 shares of beneficial interest issued and outstanding).....................................      $      15.83
                                                                                                     ============
CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of $164,514
  and 8,402 shares of beneficial interest issued and outstanding)..............................      $      19.58
                                                                                                     ============
CLASS R3 SHARES:
Net asset value and redemption price per share (Based on net assets of $947 and
  50 shares of beneficial interest issued and outstanding).....................................      $      19.03
                                                                                                     ============


Page 10                See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2011 (a)

INVESTMENT INCOME:
Dividends......................................................................................      $      3,666
Interest.......................................................................................                16
                                                                                                     ------------
   Total investment income.....................................................................             3,682
                                                                                                     ------------
EXPENSES:
Transfer agent fees............................................................................            46,450
Registration fees..............................................................................            35,043
Audit and tax fees.............................................................................            34,699
Administrative fees............................................................................            16,822
Printing fees..................................................................................            10,025
Financial reporting fees.......................................................................             9,234
Legal fees.....................................................................................             7,582
Trustees' fees and expenses....................................................................             3,666
Custodian fees.................................................................................             2,043
Investment advisory fees.......................................................................             2,024
Listing expense................................................................................             1,978
12b-1 distribution and/or service fees:
   Class A.....................................................................................               221
   Class C.....................................................................................                36
   Class F.....................................................................................                 4
   Class R3....................................................................................                 5
Other..........................................................................................             3,015
                                                                                                     ------------
   Total expenses..............................................................................           172,847
   Less fees waived and expenses reimbursed by the investment advisor..........................          (169,849)
                                                                                                     ------------
   Net expenses................................................................................             2,998
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................               684
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................           (12,500)
   Net change in unrealized appreciation (depreciation) on investments.........................            (4,690)
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................           (17,190)
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $    (16,506)
                                                                                                     ============

-----------------------------

(a) The Fund was initially seeded on December 16, 2010 and commenced operations on January 11, 2011.


                       See Notes to Financial Statements                 Page 11

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                        PERIOD
                                                                                                        ENDED
                                                                                                    10/31/2011 (a)
                                                                                                    --------------

OPERATIONS:
Net investment income (loss)...................................................................      $        684
Net realized gain (loss).......................................................................           (12,500)
Net change in unrealized appreciation (depreciation)...........................................            (4,690)
                                                                                                     ------------
Net increase (decrease) in net assets resulting from operations................................           (16,506)
                                                                                                     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A.....................................................................................                --
   Class C.....................................................................................                --
   Class F.....................................................................................                --
   Class I.....................................................................................                --
   Class R3....................................................................................                --
                                                                                                     ------------
Total distributions to shareholders............................................................                --
                                                                                                     ------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold .....................................................................           427,900
Proceeds from shares reinvested................................................................                --
Cost of shares redeemed........................................................................           (19,894)
                                                                                                     ------------
Net increase (decrease) in net assets resulting from capital transactions......................           408,006
                                                                                                     ------------
Total increase (decrease) in net assets........................................................           391,500
NET ASSETS:
Beginning of period............................................................................                --
                                                                                                     ------------
End of period..................................................................................      $    391,500
                                                                                                     ------------
Accumulated net investment income (loss) at end of period......................................      $        684
                                                                                                     ============

-----------------------------

(a) The Fund was initially seeded on December 16, 2010 and commenced operations on January 11, 2011.


Page 12                See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                       PERIOD
                                                        ENDED
CLASS A SHARES                                     10/31/2011 (a)
                                                   --------------
Net asset value, beginning of period...........    $        20.10
                                                   --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............              0.03
Net realized and unrealized gain (loss) .......             (0.59)
                                                   --------------
Total from investment operations ..............             (0.56)
                                                   --------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................                --
                                                   --------------
Net asset value, end of period ................    $        19.54
                                                   ==============

TOTAL RETURN (c)...............................            (2.79)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $          218
Ratio of total expenses to average net assets..             60.42% (d)
Ratio of net expenses to average net assets....              1.60% (d)
Ratio of net investment income (loss) to
    average net assets.........................              0.26% (d)
Portfolio turnover rate .......................                21%


(a)   Class A Shares commenced operations on February 24, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. This return includes Rule 12b-1 service fees of 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 13

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                       PERIOD
                                                        ENDED
CLASS C SHARES                                     10/31/2011 (a)
                                                   --------------
Net asset value, beginning of period...........    $        20.10
                                                   --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............             (0.07)
Net realized and unrealized gain (loss) .......             (1.22)
                                                   --------------
Total from investment operations...............             (1.29)
                                                   --------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net  investment income.........................                --
                                                   --------------
Net asset value, end of period.................    $        18.81
                                                   ==============

TOTAL RETURN (c)...............................             (6.42)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........    $            8
Ratio of total expenses to average net assets..             98.09%  (d)
Ratio of net expenses to average net assets....              2.35%  (d)
Ratio of net investment income (loss) to
    average net assets.........................             (0.54)% (d)
Portfolio turnover rate........................                21%


(a) Class C Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 distribution fees and service fees of 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(d)   Annualized.


Page 14                See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       PERIOD
                                                        ENDED
CLASS F SHARES                                     10/31/2011 (a)
                                                   --------------
Net asset value, beginning of period...........    $        20.10
                                                   --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............              0.04
Net realized and unrealized gain (loss) .......             (4.31)
                                                   --------------
Total from investment operations...............             (4.27)
                                                   --------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net  investment income.........................                --
                                                   --------------
Net asset value, end of period.................    $        15.83
                                                   ==============

TOTAL RETURN (c)...............................            (21.19)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........    $            1
Ratio of total expenses to average net assets..            113.13% (d)
Ratio of net expenses to average net assets....              1.50% (d)
Ratio of net investment income (loss) to
    average net assets.........................              0.33% (d)
Portfolio turnover rate........................                21%


(a) Class F shares were initially seeded and commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. This return includes Rule 12b-1 service fees of 0.15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 15

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       PERIOD
                                                        ENDED
CLASS I SHARES                                     10/31/2011 (a)
                                                   --------------
Net asset value, beginning of period...........    $        20.00
                                                   --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............              0.07
Net realized and unrealized gain (loss) .......             (0.49)
                                                   --------------
Total from investment operations...............             (0.42)
                                                   --------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net  investment income.........................                --
                                                   --------------
Net asset value, end of period.................    $        19.58
                                                   ==============

TOTAL RETURN (c)...............................             (2.10)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........    $          164
Ratio of total expenses to average net assets..            103.62% (d)
Ratio of net expenses to average net assets....              1.35% (d)
Ratio of net investment income (loss) to
    average net assets.........................              0.43% (d)
Portfolio turnover rate........................                21%


(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(d)   Annualized.



Page 16          See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       PERIOD
                                                        ENDED
CLASS R3 SHARES                                    10/31/2011 (a)
                                                   --------------

Net asset value, beginning of period...........    $        20.10
                                                   --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............             (0.04)
Net realized and unrealized gain (loss) .......             (1.03)
                                                   --------------
Total from investment operations...............             (1.07)
                                                   --------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net  investment income.........................                --
                                                   --------------
Net asset value, end of period.................    $        19.03
                                                   ==============

TOTAL RETURN (c)...............................             (5.32)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........    $            1
Ratio of total expenses to average net assets..            297.34%  (d)
Ratio of net expenses to average net assets....              2.10%  (d)
Ratio of net investment income (loss) to
    average net assets.........................             (0.32)% (d)
Portfolio turnover rate........................                21%


(a) Class R3 shares were initially seeded and commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 distribution fees and service fees of 0.75% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is not annualized for periods less than one year.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31 2011

                              1. FUND DESCRIPTION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service fees, eligibility requirements and/or other features.

The Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations at the time of investment that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class, (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

    Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities traded in the over-the-counter market are valued at their closing bid prices.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to the following:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2011

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2) ADR trading of similar securities;

      3) closed-end fund trading of similar securities;

      4) foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6) factors relating to the event that precipitated the pricing problem;

      7) whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of October 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net investment income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2011

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future. There were no permanent differences incurred during the period ended October 31, 2011.

The tax character of distributions paid during the fiscal period ended October 31, 2011 was as follows:

Distributions paid from:
Ordinary income...............................  $         --
Capital gain..................................            --
Return of capital.............................            --


As of October 31, 2011, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.................  $        684
Undistributed capital gains...................            --
                                                ------------
Total undistributed earnings..................           684
Accumulated capital and other losses..........       (12,500)
Net unrealized appreciation (depreciation)....        (4,690)
                                                ------------
Total accumulated earnings (losses)...........       (16,506)
Other.........................................            --
Paid-in capital...............................       408,006
                                                ------------
Net assets....................................  $    391,500
                                                ============

D. INCOME AND OTHER TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which 98.2% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry realized capital losses forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2011, the Fund had a non-expiring capital loss carryforward for federal income tax purposes of $12,500.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2011 remains open to federal and state audit. As of October 31, 2011, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund will pay all expenses directly related to its operations.

F. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current fiscal year. Management is in the process of assessing the impact of the updated standards on the Fund's financial statements, if any.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2011

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Confluence have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired Fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until October 12, 2012 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Confluence are subject to recovery by First Trust and Confluence up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Confluence. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the period ended October 31, 2011 and the expenses borne by First Trust and Confluence subject to recovery were as follows:


                                                         EXPENSES SUBJECT
     ADVISORY FEE WAIVERS     EXPENSE REIMBURSEMENTS        TO RECOVERY
     --------------------     ----------------------     ----------------
            $2,024                   $167,825                $169,849

Brown Brothers Harriman & Co. serves as the Fund's custodian, administrator, and fund accountant in accordance with certain fee arrangements.

Huntington Asset Services, Inc. served as the Fund's Transfer Agent in accordance with certain fee arrangements. Effective October 1, 2011, BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Transfer Agent.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor, or any of their affiliates ("Independent Trustees"), is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and equally allocated among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman serve two-year terms before rotating to serve as chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                         4. CAPITAL SHARE TRANSACTIONS

For the period ended October 31, 2011, transactions were as follows:

                                 SHARES        VALUE
                                --------    -----------
Sales:
     Class A                      11,735    $   237,121
     Class C                         399          8,006
     Class F                         532         11,000
     Class I                       8,402        170,773
     Class R3                         50          1,000
                                --------    -----------
Total Sales:                     121,118    $   427,900
                                ========    ===========

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2011

Dividend Reinvestment:
     Class A                           --    $       --
     Class C                           --            --
     Class F                           --            --
     Class I                           --            --
     Class R3                          --            --
                                  -------    ----------
Total Dividend Reinvestment:           --    $       --
                                  =======    ==========

Redemptions:
     Class A                         (589)   $  (10,710)
     Class C                           --            --
     Class F                         (482)       (9,184)
     Class I                           --            --
     Class R3                          --            --
                                  -------    ----------
Total Sales:                       (1,071)   $  (19,894)
                                  =======    ==========


                             5. PURCHASES AND SALES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ended October 31, 2011, were $411,874 and $50,172, respectively.

                        6. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.75% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

SMALL CAP RISK: The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies may be less liquid than those of larger companies.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2011

VALUE INVESTING RISK: The Fund focuses its investments on securities that the portfolio manager believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

REAL ESTATE INVESTING RISK: The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REITs are subject to risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

BDC RISK: The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs included in the Fund may employ the use of leverage in its portfolio through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were subsequent events:

On December 12, 2011, the Fund declared dividends per share of $0.0780, $0.0583 and $0.0373 in Class I, Class F and Class A, respectively, to Shareholders of record December 13, 2011, payable December 13, 2011.

Effective December 15, 2011, all current Class F Shares of the Fund will be liquidated and no new Class F Shares will be available for purchase.

Effective December 15, 2011, the total distribution and service (12b-1) fees for Class R3 Shares of the Fund shall be reduced to .50% of the average daily net assets of the Class R3 Shares, comprised of a .25% distribution fee and a .25% service (12b-1) fee.

Effective January 1, 2012, each Independent Trustee will be paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund. The fixed annual retainer will be allocated pro rata among each fund in the First Trust Fund Complex based on net assets. In addition, each Independent Trustee will be paid $1,000 by First Trust for his attendance at any organizational meeting for a new closed-end fund or other actively managed fund and $500 for any new index fund.

Additionally, the Lead Independent Trustee will be paid $15,000 annually, the Chairman of the Audit Committee will be paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee will be paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND:

We have audited the accompanying statement of assets and liabilities of First Trust/Confluence Small Cap Value Fund (the "Fund"), a series of the First Trust Series Fund, including the portfolio of investments, as of October 31, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 16, 2010 (initial seed date) through October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust/Confluence Small Cap Value Fund as of October 31, 2011, and the results of its operations, changes in its net assets, and the financial highlights for the period from December 16, 2010 (initial seed date) through October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2011

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                         OCTOBER 31, 2011 (UNAUDITED))


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          OCTOBER 31, 2011 (UNAUDITED)

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                 THE FIRST TRUST        OTHER
    NAME, ADDRESS,                TERM OF OFFICE                                                  FUND COMPLEX     TRUSTEESHIPS OR
   DATE OF BIRTH AND               AND LENGTH OF                PRINCIPAL OCCUPATIONS              OVERSEEN BY      DIRECTORSHIPS
POSITION WITH THE TRUST               SERVICE                    DURING PAST 5 YEARS                 TRUSTEE       HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee     o Indefinite Term   Physician; President, Wheaton Orthopedics;         82        None
c/o First Trust Advisors L.P.                        Co-Owner and Co-Director (January 1996
120 East Liberty Drive,          o Since Trust       to May 2007), Sports Med Center for
  Suite 400                        Inception         Fitness; Limited Partner, Gundersen Real
Wheaton, IL 60187                                    Estate Limited Partnership; Member,
D.O.B.: 04/51                                        Sportsmed LLC

Thomas R. Kadlec, Trustee        o Indefinite Term   President (March 2010 to Present), Senior          82        Director of ADM
c/o First Trust Advisors L.P.                        Vice President and Chief Financial Officer                   Investor Services,
120 East Liberty Drive,          o Since Trust       (May 2007 to March 2010), Vice President                     Inc. and ADM
  Suite 400                        Inception         and Chief Financial Officer (1990 to May                     Investor Services,
Wheaton, IL 60187                                    2007), ADM Investor Services, Inc.                           International
D.O.B.: 11/57                                        (Futures Commission Merchant)

Robert F. Keith, Trustee         o Indefinite Term   President (2003 to Present), Hibs                  82        Director of Trust
c/o First Trust Advisors L.P.                        Enterprises (Financial and Management                        Company of
120 East Liberty Drive,          o Since Trust       Consulting)                                                  Illinois
  Suite 400                        Inception
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee         o Indefinite Term   President (June 2002 to Present), Covenant         82        Director of
c/o First Trust Advisors L.P.                        College                                                      Covenant
120 East Liberty Drive,          o Since Trust                                                                    Transport Inc.
  Suite 400                        Inception
Wheaton, IL 60187
D.O.B.: 03/54

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,
  President,                     o Indefinite Term   Chief Executive Officer (December 2010             82        None
Chairman of the Board and CEO                        to Present), President, (until December
120 East Liberty Drive,          o Since Trust       2010), First Trust Advisors L.P. and First
  Suite 400                        Inception         Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                    Board of Directors, BondWave LLC
D.O.B.: 09/55                                        (Software Development Company/
                                                     Investment Advisor) and Stonebridge
                                                     Advisors LLC (Investment Advisor)



-----------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          OCTOBER 31, 2011 (UNAUDITED)

    NAME, ADDRESS          POSITION AND OFFICES        TERM OF OFFICE AND                      PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH             WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(3)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley         Treasurer, Chief Financial   o Indefinite Term         Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,   Officer and Chief                                      and Chief Financial Officer, First Trust Advisors
   Suite 400            Accounting Officer           o Since Trust Inception   L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

Erin E. Chapman         Assistant Secretary          o Indefinite Term         Assistant General Counsel (October 2007 to
120 E. Liberty Drive,                                                          Present), Associate Counsel (March 2006 to October
   Suite 400                                         o Since Trust Inception   2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                              Portfolios L.P.
D.O.B.: 08/76

James M. Dykas          Assistant Treasurer          o Indefinite Term         Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,                                                          President (April 2007 to Present), Vice President
   Suite 400                                         o Since Trust Inception   (January 2005 to April 2007), First Trust Advisors
Wheaton, IL 60187                                                              L.P. and First Trust Portfolios L.P.
D.O.B.: 01/66

Christopher R. Fallow   Assistant Vice President     o Indefinite Term         Assistant Vice President (August 2006 to Present),
120 E. Liberty Drive,                                                          First Trust Advisors L.P. and First Trust
   Suite 400                                         o Since Trust Inception   Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 07/55

Rosanne Gatta           Assistant Secretary          o Indefinite Term         Board Liaison Associate (July 2010 to Present), First
120 E. Liberty Drive,                                                          Trust Advisors L.P. and First Trust Portfolios L.P.;
   Suite 400                                         o Since March 2011        Assistant Vice President (February 2001 to July
Wheaton, IL 60187                                                              2010), PNC Global Investment Services
D.O.B.: 07/55

W. Scott Jardine        Secretary                    o Indefinite Term         General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,                                                          Trust Portfolios L.P.; Secretary, BondWave LLC
   Suite 400                                         o Since Trust Inception   (Software Development Company/Investment
Wheaton, IL 60187                                                              Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                  (Investment Advisor)

Daniel J. Lindquist     Vice President               o Indefinite Term         Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                          Present), First Trust Advisors L.P. and First Trust
   Suite 400                                         o Since Trust Inception   Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70

Coleen D. Lynch         Assistant Vice President     o Indefinite Term         Assistant Vice President (January 2008 to Present),
120 E. Liberty Drive,                                                          First Trust Advisors L.P. and First Trust Portfolios
   Suite 400                                         o Since Trust Inception   L.P.; Vice President (May 1998 to January 2008),
Wheaton, IL 60187                                                              Van Kampen Asset Management and Morgan
D.O.B.: 07/58                                                                  Stanley Investment Management

Kristi A. Maher         Assistant Secretary and      o Indefinite Term         Deputy General Counsel (May 2007 to Present),
120 E. Liberty Drive,   Chief Compliance Officer     o Assistant Secretary     Assistant General Counsel (March 2004 to May
Suite 400                                              Since Trust Inception   2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                    o Chief Compliance        Portfolios L.P.
D.O.B.: 12/66                                          Officer
                                                       Since January 2011

----------------
(3) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          OCTOBER 31, 2011 (UNAUDITED)


PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") value our relationship with you and consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required by law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at (800) 621-1675 (First Trust Portfolios) or (800) 222-6822 (First Trust Advisors).

FIRST TRUST



INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
349 Marshall Avenue, Suite 302
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's Board of Trustees has determined that Thomas

R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            (a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $0 from the inception of the registrant on January 11, 2011 through October 31, 2011.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from the inception of the registrant on January 11, 2011 through October 31, 2011.

         Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $17,000 for the Investment Adviser and $0 for the Distributor from the inception of the registrant on January 11, 2011 through October 31, 2011.

      (c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 from the inception of the registrant on January 11, 2011 through October 31, 2011.

         Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the Investment Adviser and $0 for the Distributor from the inception of the registrant on January 11, 2011 through October 31, 2011.

      (d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 from the inception of the registrant on January 11, 2011 through October 31, 2011.

         All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the Investment Adviser and $0 for the Distributor from the inception of the registrant on January 11, 2011 through October 31, 2011.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

       (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                  Adviser and Distributor:
           -----------                  ------------------------

              (b) 0%                             (b) 0%

              (c) 0%                             (c) 0%

              (d) 0%                             (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $0 for the registrant, $3,720 for the registrant's investment adviser and $31,883 for the registrant's distributor from the inception of the registrant on January 11, 2011 through October 31, 2011.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately designated audit committee consisting of all the independent directors of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Series Fund
            ---------------------------------------------------------

By (Signature and Title)*        /s/ James A. Bowen
                          -------------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date  December 22, 2011
     -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ James A. Bowen
                          -------------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date  December 22, 2011
     -------------------------------

By (Signature and Title)*        /s/ Mark R. Bradley
                          -------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  December 22, 2011
     -------------------------------

* Print the name and title of each signing officer under his or her signature.